Business Combinations and Disposals - Schedule of assets and liabilities were divested/written off (Details) $ in Thousands	Aug. 06, 2020 USD ($)
Assets Divested
Inventory	$ 1,901
Intangible assets, net	13,296
Property, and equipment, net	452
Goodwill	3,764
Total assets divested	$ 19,413